Hotchkis and Wiley High Yield Fund (Prospectus Summary) | Hotchkis and Wiley High Yield Fund
Hotchkis & Wiley Funds High Yield Fund
Investment Objectives.
The Fund seeks high current income combined with the opportunity for capital appreciation to maximize total return.
Fees and Expenses of the Fund.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least
$100,000 in the Fund. More information about these and other discounts is available from your financial professional and in the sections titled "About Class I, Class A,
Class C and Class R Shares" beginning on page 31 of this Prospectus and "Purchase of Shares" beginning on page 37 of the Funds' Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Hotchkis and Wiley High Yield Fund	Class I	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	3.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	none	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Hotchkis and Wiley High Yield Fund		Class I	Class A	Class C
Management Fees		0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees		none	0.25%	1.00%
Other Expenses		0.21%	0.21%	0.21%
Total Annual Fund Operating Expenses		0.76%	1.01%	1.76%
Fee Waiver and/or Expense Reimbursement		(0.06%)	(0.06%)	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	0.70%	0.95%	1.70%
[1]	Hotchkis & Wiley Capital Management, LLC (the "Advisor") has contractually agreed to waive management fees and/or reimburse expenses through October 31, 2013 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not exceed certain limits: Class I - 0.70%, Class A - 0.95%, Class C - 1.70%. Thereafter, the Advisor may change or eliminate the expense limits only upon 30 days' prior notice to the Fund's shareholders.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same except for the fee waiver/expense reimbursement in effect for the first year.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Hotchkis and Wiley High Yield Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class I	72	237	416	937
Class A	468	679	906	1,560
Class C	273	548	949	1,870

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Hotchkis and Wiley High Yield Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class I	72	237	416	937
Class A	468	679	906	1,560
Class C	173	548	949	1,870

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 57%
of the average value of its portfolio.
Principal Investment Strategy.
The Fund normally invests at least 80% of its net assets plus borrowings for investment purposes in a diversified portfolio of high yield securities
("junk bonds"), which may be represented by forward contracts or derivatives such as options, futures contracts or swap agreements, rated below investment grade (i.e., rated below Baa by Moody's Investors Service, Inc.
("Moody's"), or equivalently rated by Standard & Poor's ("S&P") or Fitch
Ratings ("Fitch"), or, if unrated, determined by the Advisor to be of comparable quality). The Fund may not invest more than 10% of its total assets in securities rated Caa or below by Moody's, or equivalently rated by S&P or
Fitch, or, if unrated, determined by the Advisor to be of comparable quality.
The Fund may also invest in investment grade fixed income instruments. The average portfolio duration of the Fund normally will vary within two years (plus or minus) of the duration of the BofA Merrill Lynch U.S. High Yield BB-B
(Constrained 2%) Index, which as of June 30, 2012 was 4.0 years.

The Fund may invest up to 20% of its total assets in securities denominated in foreign currencies and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from
non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may invest in mortgage- or asset-backed securities. The Advisor attempts to identify areas of the bond market that are undervalued relative to the rest of the market.

In selecting securities for the Fund, the Advisor develops an outlook for credit markets, interest rates, currency exchange rates and the economy, analyzes individual credit and call risks, and uses other security selection techniques.
The proportion of the Fund's assets committed to investment in securities with particular characteristics (such as quality, sector, interest rate or maturity)
varies based on the Advisor's outlook for the U.S. economy and the economies of other countries in the world, the financial markets and other factors.
Principal Investment Risks.
As with any mutual fund, the value of the Fund's investments, and therefore the value of its shares, may go down and you could lose all or a portion of your investment in the Fund. Many factors can affect those values. The factors that are most likely to have a material effect on the Fund's portfolio as a whole are called "principal risks." The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are described in this section.

Market Risk. Market risk is the risk that the market price of securities owned by the Fund may go down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets.

Fixed Income Securities Risk. Fixed income securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Fixed income securities are also subject to interest rate risk.

High Yield Risk. The Fund's investments in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") may subject the Fund to greater levels of credit and liquidity risk than funds that do not invest in such securities. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities typically entail greater potential price volatility and may be less liquid than higher-rated securities. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund's ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment.

Management Risk. The Fund is subject to management risk because it is an actively managed investment portfolio. The Advisor invests in securities that may not necessarily be included in the Fund's benchmark. To the extent that the
Advisor invests the Fund's assets in securities that are not in the Fund's applicable benchmark index, there is a greater risk that the Fund's performance will deviate from that of the benchmark. The Advisor does not seek to replicate the performance of any index.

Security Selection Risk. The Advisor may misjudge the risk and/or return potential of a security. This misjudgment can result in a loss or a significant deviation relative to its benchmark.

Income Risk. The Fund is subject to income risk, which is the risk that the
Fund's income will decline during periods of falling interest rates. If the income is reduced, distributions by the Fund to shareholders may be less.

Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

Foreign (Non-U.S.) Investment Risk. The Fund may invest in foreign (non-U.S.)
securities and may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as
U.S. issuers. To the extent that the Fund invests a significant portion of its assets in a specific geographic region, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

Credit Risk. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

Liquidity Risk. To the extent that a security is difficult to sell (whether because the security cannot be traded publicly or because of unusual market conditions), the Fund may either be forced to accept a lower price for it or may have to continue to hold the security. Either outcome could adversely affect
Fund performance. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. In such cases, the Fund, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities or instruments, may be unable to achieve its desired level of exposure to a certain sector. To the extent that the Fund's principal investment strategies involve foreign
(non-U.S.) securities, derivatives or securities with substantial market and/or credit risk, the Fund will tend to have increased exposure to liquidity risk.

Derivatives Risk. A derivative is a financial contract with a value that depends on, or is derived from, the value of an underlying asset, reference rate or index. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset, as part of a strategy designed to reduce exposure to other risks and/or manage cash. The Fund's use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other traditional investments, such as liquidity risk, interest rate risk, market risk, credit risk and management risk.

Mortgage-Related and Other Asset-Backed Securities Risk. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund may have to reinvest that money at the lower prevailing interest rates. Asset-backed securities are subject to risks similar to those associated with mortgage-related securities.

Emerging Market Risk. Foreign investment risk may be particularly high to the extent that the Fund invests in emerging market securities that are economically tied to countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

Currency Risk. If the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.)
currencies, or in derivatives that provide exposure to foreign (non-U.S.)
currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, the Fund's investments in foreign currency-denominated securities may reduce the returns of the Fund.

Portfolio Turnover Risk. The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objectives, particularly during periods of volatile market movements. High portfolio turnover (i.e., over 100%)
involves correspondingly greater expenses to the Fund, including dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates for federal income tax purposes). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund's performance.

Credit Ratings and Unrated Securities Risk. Rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. Rating agencies may fail to make timely changes in credit ratings and an issuer's current financial condition may be better or worse than a rating indicates. The Fund may purchase unrated securities (which are not rated by a rating agency and may be less liquid) if its portfolio managers determine that the security is of comparable quality to a rated security that the Fund may purchase. To the extent that the Fund invests in high yield and/or unrated securities, the Fund's success in achieving its investment objective may depend more heavily on the portfolio managers' creditworthiness analysis than if the Fund invested exclusively in higher-quality and rated securities.

Recent Developments in Global Credit and Equity Markets Risk. Global capital markets have recently experienced credit and valuation problems and the mass liquidation of investment portfolios. These conditions have generated extreme volatility and illiquidity. This financial crisis may cause a significant decline in the value and liquidity of many securities, and make valuation of the
Fund's portfolios more difficult.

Current market conditions may continue or worsen. Because of the expansive scope of these conditions, past investment strategies and models may not be able to identify all significant risks that the Fund may encounter, or to predict the duration of these events.

Percentage Investment Limitations. Unless otherwise stated, all percentage limitations on Fund investments listed in this Prospectus will apply at the time of investment. The Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment.
Performance
The following performance information provides some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns. The bar chart shows the Fund's performance for Class I shares (the class with the longest performance record). However, the Fund's Class A and Class C shares are subject to sales loads. Sales loads are not reflected in the bar chart and if these amounts were reflected, returns would be less than those shown. The table shows how the Fund's average annual returns for 1 year and since inception compare with those of a broad measure of market performance. The Fund's past performance, before and after taxes, is not necessarily an indication of how the
Fund will perform in the future. Updated performance is available on the Fund's website at http://www.hwcm.com/literature or by calling the Fund toll-free at
1-866-HW-FUNDS (1-866-493-8637).

The inception dates for the Fund's Class I and Class A shares are March 31, 2009 and May 29, 2009, respectively. Performance figures prior to the inception date of Class A shares are based on the historical performance of the original share class (Class I) of the Fund adjusted to reflect the higher operating expenses of
Class A shares and the sales charge of Class A shares.
Calendar Year Total Returns as of December 31

During the period shown in the bar chart, the highest return for a calendar quarter was 7.89% (quarter ended September 30, 2010) and the lowest return for a calendar quarter was -7.87% (quarter ended September 30, 2011). The year-to-date return as of June 30, 2012 was 8.31%.
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns Hotchkis and Wiley High Yield Fund	Label	1 Year	Since Inception	Inception Date
Class I	Return Before Taxes - Class I	2.28%	19.16%	Mar. 31, 2009
Class I After Taxes on Distributions	Return After Taxes on Distributions - Class I	(0.87%)	14.56%	Mar. 31, 2009
Class I After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares - Class I	1.67%	13.83%	Mar. 31, 2009
Class A	Return Before Taxes - Class A	(1.91%)	16.94%	Mar. 31, 2009
BofA Merrill Lynch U.S. High Yield BB-B (Constrained 2%) Index	BofA Merrill Lynch U.S. High Yield BB-B (Constrained 2%) Index (reflects no deduction for fees, expenses or taxes)	5.40%	20.07%	Mar. 31, 2009

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). After-tax returns are shown for only Class I. After-tax returns for other classes will vary.